INTANGIBLE ASSETS - Net Amounts (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ 12,406	$ 11,767
Cost
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	14,117	13,233	$ 15,695
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Net intangible assets	$ (1,711)	$ (1,466)	$ (1,309)